RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Directors' fees (less than)	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance	1,000,000		1,000,000		$ 1,000,000
Earned interest on deposits	1,000,000	1,000,000	1,000,000	1,000,000
Deposits Received, Related Party Transactions	0		0		0
Interest Expense, Related Party Transactions	0	4,000,000	0	4,000,000
Credit facility, maximum borrowing capacity	500,000,000		500,000,000
Subsidiary and corporate borrowings	0		0		0
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	21,000,000		21,000,000		21,000,000
Amounts payable, related party transactions	98,000,000		98,000,000		99,000,000
Services received, related party transactions	1,000,000	1,000,000	1,000,000	1,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	2,000,000	4,000,000	3,000,000	6,000,000
Right-of-use assets	11,000,000		11,000,000		11,000,000
Revenue from rendering of services, related party transactions	5,000,000	7,000,000	7,000,000	11,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP | U.K. port operation
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	1,000,000	1,000,000	2,000,000	2,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Renewable Partners L.P.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	0	14,000,000	1,000,000	25,000,000
Revenue from sale of goods, related party transactions	$ 0	1,000,000	$ 0	1,000,000
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	3.80%		3.80%
Subsidiary of Common Parent (Brookfield) | Top of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	8.50%		8.50%
Service Provider
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 69,000,000		$ 69,000,000		$ 76,000,000
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions	$ 69,000,000	$ 62,000,000	$ 128,000,000	$ 121,000,000